UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MORGENS WATERFALL VINTIADIS AND COMPANY, INC.
           --------------------------------------------------
Address:   600 FIFTH AVENUE
           --------------------------------------------------
           27th FLOOR
           --------------------------------------------------
           NEW YORK, NY 10020
           --------------------------------------------------

Form 13F File Number:  2804599
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H. Morgens
           --------------------------------------------------
Title:     Chairman
           --------------------------------------------------
Phone:     212-218-4100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Edwin H. Morgens               New York             May 1, 2008
       -------------------------    --------------------     ----------------




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        44
                                               -------------

Form 13F Information Table Value Total:        $669,238
                                               -------------


List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE





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                                                                FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS     CUSIP        x($1000)  PRN AMT PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------


ACTEL CORP                     COM              004934105      153    10000 SH       SOLE                  10000        0        0
ADOBE SYS INC                  COM              00724F101      712    20000 SH       SOLE                  20000        0        0
AMAZON COM INC                 COM              023135106      642     9000 SH       SOLE                   9000        0        0
APPLE INC                      COM              037833100     9528    66400 SH       SOLE                  66400        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     7072   130000 SH       SOLE                 130000        0        0
CALPINE CORP                   COM NEW          131347304    26166  1420518 SH       SOLE                1420518        0        0
CELGENE CORP                   COM              151020104     2213    36100 SH       SOLE                  36100        0        0
CHENIERE ENERGY INC            COM NEW          16411R208      990    50000 SH       SOLE                  50000        0        0
CISCO SYS INC                  COM              17275R102     9636   400000 SH       SOLE                 400000        0        0
COACH INC                      COM              189754104     5126   170000 SH       SOLE                 170000        0        0
CVS CAREMARK CORPORATION       COM              126650100     2026    50000 SH       SOLE                  50000        0        0
DUSA PHARMACEUTICALS INC       COM              266898105     2520  1000000 SH       SOLE                1000000        0        0
EXELON CORP                    COM              30161N101    13816   170000 SH       SOLE                 170000        0        0
FIRST SOLAR INC                COM              336433107      740     3200 SH       SOLE                   3200        0        0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106      279    22700 SH       SOLE                  22700        0        0
GYMBOREE CORP                  COM              403777105     4985   125000 SH       SOLE                 125000        0        0
HUB GROUP INC                  CL A             443320106     4934   150000 SH       SOLE                 150000        0        0
INSULET CORP                   COM              45784P101     1440   100000 SH       SOLE                 100000        0        0
ISHARES TR                     RUSSELL 2000     464287655    88777  1300000 SH  PUT  SOLE                1300000        0        0
ISHARES TR                     RUSSELL 2000     464287655    68290  1000000 SH  PUT  SOLE                1000000        0        0
ISHARES TR                     RUSSELL 2000     464287655   187798  2750000 SH  CALL SOLE                2750000        0        0
ISHARES TR                     RUSSELL 2000     464287655   119508  1750000 SH  PUT  SOLE                1750000        0        0
KB HOME                        COM              48666K109     5131   207500 SH       SOLE                 207500        0        0
KB HOME                        COM              48666K109     6677   270000 SH  CALL SOLE                 270000        0        0
M D C HLDGS INC                COM              552676108     8758   200000 SH       SOLE                 200000        0        0
MASIMO CORP                    COM              574795100     1300    50000 SH       SOLE                  50000        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R118     8043   507431 SH       SOLE                 507431        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126    23280  1381593 SH       SOLE                1381593        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2716    50000 SH       SOLE                  50000        0        0
ONYX PHARMACEUTICALS INC       COM              683399109      639    22000 SH       SOLE                  22000        0        0
PROCTER & GAMBLE CO            COM              742718109     1401    20000 SH       SOLE                  20000        0        0
PULTE HOMES INC                COM              745867101     9210   633000 SH       SOLE                 633000        0        0
RESEARCH IN MOTION LTD         COM              760975102      673     6000 SH       SOLE                   6000        0        0
ST JUDE MED INC                COM              790849103     1728    40000 SH       SOLE                  40000        0        0
TERRESTAR CORP                 COM              881451108     7509  1538747 SH       SOLE                1538747        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1848    40000 SH       SOLE                  40000        0        0
TEXAS INSTRS INC               COM              882508104     5654   200000 SH       SOLE                 200000        0        0
TOLL BROTHERS INC              COM              889478103     8091   344600 SH       SOLE                 344600        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     5842    80000 SH       SOLE                  80000        0        0
URBAN OUTFITTERS INC           COM              917047102     6370   203200 SH       SOLE                 203200        0        0
VARIAN MED SYS INC             COM              92220P105     1171    25000 SH       SOLE                  25000        0        0
ZHONGPIN INC                   COM              98952K107      973   100000 SH       SOLE                 100000        0        0
ZIMMER HLDGS INC               COM              98956P102     3893    50000 SH       SOLE                  50000        0        0
ZYMOGENETICS INC               COM              98985T109      980   100000 SH       SOLE                 100000        0        0

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